COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
COMMITMENTS AND CONTINGENCIES
Total commitments contracted	$ 25.0	$ 70.0
Amount of provision			$ 0	$ 0